ISSUANCE OF EQUITY INTERESTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
ISSUANCE OF EQUITY INTERESTS
Summary of outstanding warrants

		Weighted Average
	Number of Warrants	Exercise Price
Balance at December 31, 2023	6,195,456	$3.28
Issued	—	—
Exercised	(59,211)	3.55
Balance at September 30, 2024	6,136,245	$3.28

		Weighted Average
	Number of Warrants	Exercise Price
Balance at December 31, 2022	4,217,809	$3.29
Issued	3,398,148	2.56
Exercised	(1,420,501)	1.57
Balance at December 31, 2023	6,195,456	$3.28